Risk Management - Schedule of Concentration of Credit Risk by Industry (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum net exposure		$ 23,534,341
Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure	$ 15,672,670	14,808,799
Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure	2,825,719	2,492,429
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	24,743,360	22,619,167
Maximum net exposure	23,795,548	21,685,269
Credit Risk [Member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	1,295,321	1,060,837
Maximum net exposure	$ 1,154,825	$ 1,004,437
Maximum net exposure percent	5.24%	4.69%
Credit Risk [Member] | Mining [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 429,591	$ 534,823
Maximum net exposure	$ 422,314	$ 465,405
Maximum net exposure percent	1.74%	2.36%
Credit Risk [Member] | Electricity, gas and water [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 922,455	$ 1,099,504
Maximum net exposure	$ 805,948	$ 863,573
Maximum net exposure percent	3.73%	4.86%
Credit Risk [Member] | Agriculture and livestock [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 537,337	$ 494,601
Maximum net exposure	$ 517,723	$ 470,250
Maximum net exposure percent	2.17%	2.19%
Credit Risk [Member] | Forestry and wood extraction [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 64,186	$ 56,005
Maximum net exposure	$ 62,506	$ 54,607
Maximum net exposure percent	0.26%	0.25%
Credit Risk [Member] | Fishing [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 19,657	$ 35,723
Maximum net exposure	$ 18,781	$ 30,882
Maximum net exposure percent	0.08%	0.16%
Credit Risk [Member] | Transport [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 867,096	$ 586,831
Maximum net exposure	$ 797,904	$ 527,557
Maximum net exposure percent	3.50%	2.59%
Credit Risk [Member] | Communications [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 49,002	$ 56,148
Maximum net exposure	$ 46,451	$ 53,659
Maximum net exposure percent	0.20%	0.25%
Credit Risk [Member] | Construction [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 1,917,901	$ 1,837,114
Maximum net exposure	$ 1,884,123	$ 1,799,216
Maximum net exposure percent	7.75%	8.12%
Credit Risk [Member] | Commerce [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 2,288,011	$ 2,210,467
Maximum net exposure	$ 2,138,150	$ 2,099,734
Maximum net exposure percent	9.25%	9.77%
Credit Risk [Member] | Services [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 4,143,076	$ 3,599,936
Maximum net exposure	$ 4,026,551	$ 3,527,342
Maximum net exposure percent	16.74%	15.92%
Credit Risk [Member] | Other [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 3,139,037	$ 3,237,714
Maximum net exposure	$ 3,116,365	$ 3,237,323
Maximum net exposure percent	12.69%	14.00%
Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 15,672,670	$ 14,809,703
Maximum net exposure	$ 14,991,641	$ 14,133,985
Maximum net exposure percent	63.35%	65.47%
Credit Risk [Member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 2,825,719	$ 5,317,000
Maximum net exposure	$ 2,636,236	$ 5,225,837
Maximum net exposure percent	11.42%	23.51%
Credit Risk [Member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 6,244,971	$ 2,492,464
Maximum net exposure	$ 6,167,671	$ 2,325,447
Maximum net exposure percent	25.24%	11.02%